Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 99.51%
Affiliated master portfolios: 70.58%
Allspring Core Bond Portfolio			$93,427,611
Allspring Disciplined International Developed Markets Portfolio			157,081,462
Allspring Diversified Large Cap Growth Portfolio			128,137,283
Allspring Emerging Growth Portfolio			17,353,605
Allspring Large Cap Value Portfolio			52,572,600
Allspring Large Company Value Portfolio			179,238,379
Allspring Managed Fixed Income Portfolio			330,520,126
Allspring Real Return Portfolio			52,203,335
Allspring Small Company Growth Portfolio			17,493,256
Allspring Small Company Value Portfolio			41,652,377
			1,069,680,034
Exchange-traded funds: 9.44%
iShares Core MSCI EAFE ETF		845,250	60,688,950
iShares Core U.S. Aggregate Bond ETF		408,690	39,785,972
iShares Russell 1000 Growth ETF		128,632	42,595,200
			143,070,122
Stock funds: 19.49%
Allspring Disciplined U.S. Core Fund Class R6♠		9,867,886	211,172,755
Allspring Emerging Markets Equity Fund Class R6♠		1,663,035	41,509,344
Allspring Emerging Markets Equity Income Fund Class R6♠		3,800,832	42,645,340
			295,327,439
Total investment companies (Cost $1,378,206,300)			1,508,077,595
Total investments in securities (Cost $1,378,206,300)	99.51%		1,508,077,595
Other assets and liabilities, net	0.49		7,486,132
Total net assets	100.00%		$1,515,563,727

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$179,645,604	$36,999,023	$(35,193,543)	$(423,061)	$30,144,732	$211,172,755
Allspring Emerging Markets Equity Fund Class R6	16,968,005	24,518,854	(1,552,689)	10,989	1,564,185	41,509,344
Allspring Emerging Markets Equity Income Fund Class R6	16,835,136	24,140,805	(2,207,113)	61,832	3,814,680	42,645,340
				$(350,240)	$35,523,597	$295,327,439
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	9,867,886	$15,429,476
Allspring Emerging Markets Equity Fund Class R6	1,663,035	493,359
Allspring Emerging Markets Equity Income Fund Class R6	3,800,832	363,488
		$16,286,323
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.74%	1.85%	$(2,592,490)	$1,165,333	$2,598,696	$0	$113,601	$93,427,611
Allspring Disciplined International Developed Markets Portfolio	85.71	62.74	753,966	12,337,863	5,224	1,567,924	112,990	157,081,462
Allspring Diversified Large Cap Growth Portfolio	83.71	100.00	27,260,894	4,281,894	2,011	775,298	53,753	128,137,283
Allspring Emerging Growth Portfolio	4.37	5.67	(132,713)	2,215,245	107	13,781	10,845	17,353,605
Allspring Factor Enhanced Emerging Markets Equity Portfolio	16.43	0.00	859,537	(159,722)	1,101	297,636	19,077	0
Allspring Factor Enhanced International Equity Portfolio	9.71	0.00	6,397,730	(4,114,843)	2,494	233,191	60,638	0
Allspring Large Cap Value Portfolio	17.53	21.26	11,894,447	(5,131,514)	396	783,192	45,441	52,572,600
Allspring Large Company Value Portfolio	84.18	100.00	6,789,518	18,086,281	11,785	2,473,919	121,071	179,238,379
Allspring Managed Fixed Income Portfolio	81.08	100.00	(5,368,720)	3,522,551	8,536,206	0	131,817	330,520,126
Allspring Real Return Portfolio	21.28	21.11	(1,830,177)	2,094,266	1,003,591	120,460	253,796	52,203,335
Allspring Small Company Growth Portfolio	2.02	3.11	1,242,736	1,637,833	9	45,773	16,400	17,493,256
Allspring Small Company Value Portfolio	6.72	5.69	1,913,472	5,252,692	73	532,589	13,091	41,652,377
			$47,188,200	$41,187,879	$12,161,693	$6,843,763	$952,520	$1,069,680,034
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini NASDAQ 100 Index	126	3-15-2024	$45,239,068	$45,568,530	$329,462	$0
E-Mini Russell 1000 Growth Index	186	3-15-2024	27,869,132	31,115,010	3,245,878	0
Euro Futures	334	3-18-2024	45,202,498	45,127,575	0	(74,923)
10-Year U.S. Treasury Notes	1,447	6-18-2024	159,262,190	159,803,063	540,873	0
Short
E-Mini Russell 1000 Value Index	(369)	3-15-2024	(29,305,944)	(31,128,840)	0	(1,822,896)
E-Mini S&P 500 Index	(89)	3-15-2024	(22,628,659)	(22,711,688)	0	(83,029)
MSCI Emerging Markets Index	(441)	3-15-2024	(22,407,245)	(22,420,440)	0	(13,195)
New Zealand Dollar Futures	(736)	3-18-2024	(44,970,823)	(44,763,520)	207,303	0
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—February 29, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Swiss Franc Futures	(319)	3-18-2024	$(45,852,518)	$(45,152,456)	$700,062	$0
U.S. Dollar Futures	(365)	3-18-2024	(37,775,381)	(37,995,770)	0	(220,389)
Ultra Long Term U.S. Treasury Bond	(256)	6-18-2024	(32,280,939)	(32,736,000)	0	(455,061)
					$5,023,578	$(2,669,493)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$438,397,561	$0	$0	$438,397,561
Investments measured at net asset value*				1,069,680,034
	438,397,561	0	0	1,508,077,595
Futures contracts	5,023,578	0	0	5,023,578
Total assets	$443,421,139	$0	$0	$1,513,101,173
Liabilities
Futures contracts	$2,669,493	$0	$0	$2,669,493
Total liabilities	$2,669,493	$0	$0	$2,669,493

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $1,069,680,034 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 29, 2024, $7,933,102 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio *	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio *	Seeks long-term capital appreciation
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on December 6, 2023
Allspring Asset Allocation Fund | 5